Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Income Taxes

Income before income taxes consisted of (in thousands):

	Year Ended December 31,
	2018	2017	2016
Domestic	$22,157	$4,583	$26,880
Foreign	8,337	2,669	—
Income before income taxes	$30,494	$7,252	$26,880

Summary of Income Tax Expense

Funko, Inc. is taxed as a corporation and pays corporate federal, state and local taxes on income allocated to it from FAH, LLC based upon Funko, Inc’s economic interest held in FAH, LLC. FAH, LLC is treated as a pass-through partnership for income tax reporting purposes. FAH, LLC’s members, including the Company, are liable for federal, state and local income taxes based on their share of FAH, LLC’s pass-through taxable income. The results for the year ended December 31, 2017 reflect the U.K. Corporation Tax attributable to Funko UK, Ltd., but do not reflect the U.S. tax expense of FAH, LLC prior to the IPO, which as a pass-through entity, was not subject to U.S. income tax.

The components of the Company’s income tax expense consisted of the following (in thousands):

	Year Ended December 31,
	2018	2017	2016
Current income taxes:
Federal	$4,075	$1,178	$—
State and local	486	365	—
Foreign	1,758	952	—
Current income taxes	$6,319	$2,495	$—
Deferred income taxes:
Federal	$(803)	$(727)	$—
State and local	(70)	(16)	—
Foreign	(14)	(486)	—
Deferred income taxes	$(887)	$(1,229)	$—
Income tax expense	$5,432	$1,266	$—

Reconciliation of Income Tax Expense

A reconciliation of income tax expense from operations computed at the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2018	2017	2016
Expected U.S. federal income taxes at statutory rate	21.0%	34.0%	34.0%
State and local income taxes, net of federal benefit	1.1%	4.5%	0.0%
Foreign taxes	5.1%	6.4%	0.0%
Non-deductible expenses	4.3%	0.1%	0.0%
Enactment of the Tax Cuts and Jobs Act	0.0%	64.7%	0.0%
Change in valuation allowance	0.0%	-69.2%	0.0%
Non-controlling interest	-13.7%	-9.5%	0.0%
LLC flow-through structure	0.0%	-16.9%	-34.0%
Other, net	0.0%	3.4%	0.0%
Income tax expense	17.8%	17.5%	0.0%

Summary of Deferred Tax Assets and Liabilities

The significant items comprising deferred tax assets and liabilities is as follows (in thousands):

	December 31,
	2018	2017
Deferred tax assets:
Investment in partnership	$18,290	$13,479
Tax Receivable Agreement liability	1,544	—
Stock-based compensation	456	85
Intangibles	—	151
Property and equipment	10	—
Other	51	—
Gross deferred tax assets	20,351	13,715
Valuation allowance	(8,803)	(8,862)
Deferred tax assets, net of valuation allowance	11,548	4,853
Deferred tax liabilities:
Investment in partnership	(4,146)	(5,290)
Property and equipment	—	(24)
Gross deferred tax liabilities	(4,146)	(5,314)
Net deferred tax liabilities	$7,402	$(461)

Schedule of Unrecognized Tax Benefits

The following table summarizes changes in the amount of the Company’s unrecognized tax benefits for uncertain tax positions for the three years ended December 31, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2018	2017

Unrecognized tax benefits at January 1	$490	$—
Increases for positions taken in current year	—	490
Unrecognized tax benefits at December 31	$490	$490